NONCONTROLLING INTEREST (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	May 31, 2022	Dec. 31, 2021
NONCONTROLLING INTEREST
Noncontrolling interest	$ 0	$ 0
Xishe Xianglin (Tianjin) Business Operation & Management Co., Ltd.
NONCONTROLLING INTEREST
Noncontrolling interest, ownership percentage by noncontrolling owners		49.00%	49.00%	49.00%